UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Goldman Sachs MidCap Value Portfolio (Initial Class)

{formerly Maxim MidCap Value Portfolio)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.20%
Communications	5.02%
Consumer, Cyclical	12.14%
Consumer, Non-cyclical	16.50%
Diversified	0.17%
Energy	7.93%
Financial	28.30%
Industrial	6.20%
Short Term Investments	1.79%
Technology	7.69%
Utilities	11.06%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,080.40	$6.45

Hypothetical	$1,000.00	$1,018.53	$6.26
(5% return before expenses)

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM GOLDMAN SACHS MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.23%
2,396	Airgas Inc	$	201,288
26,234	Alcoa Inc		229,548
11,787	Celanese Corp Series A		408,066
6,402	CF Industries Holdings Inc		1,240,323
7,725	Commercial Metals Co		97,644
620	Domtar Corp		47,560
11,154	Eastman Chemical Co		561,827
17,174	Huntsman Corp		222,232
7,381	International Paper Co		213,385
5,489	Intrepid Potash Inc (a)		124,930
6,542	Kronos Worldwide Inc (b)		103,298
1,401	Minerals Technologies Inc		89,356
19,675	Reliance Steel & Aluminum Co		993,587
6,650	Rockwood Holdings Inc		294,927
2,935	Westlake Chemical Corp (b)		153,383

			4,981,354

Communications — 5.07%
1,874	ADTRAN Inc		56,576
4,660	AMC Networks Inc Class A (a)		165,663
18,270	Amdocs Ltd (a)		542,984
14,387	AOL Inc (a)		403,987
52,408	Cablevision Systems Corp Class A		696,502
52,336	DISH Network Corp Class A		1,494,193
3,227	F5 Networks Inc (a)		321,280
5,074	HomeAway Inc (a)		110,309
28,217	Juniper Networks Inc (a)		460,219
1,088	Liberty Global Inc Class C (a)		51,952
13,728	Plantronics Inc		458,515
11,128	Polycom Inc (a)		117,067
3,042	Rackspace Hosting Inc (a)		133,666
8,145	Scholastic Corp		229,363
62,077	Symantec Corp (a)		906,945
12,948	Telephone & Data Systems Inc		275,663
24,650	TIBCO Software Inc (a)		737,528
9,667	United States Cellular Corp (a)		373,340
6,451	VeriSign Inc (a)		281,070

			7,816,822

Consumer, Cyclical — 12.25%
41,360	Alaska Air Group Inc (a)		1,484,824
32,447	ANN Inc (a)		827,074
12,368	Barnes & Noble Inc (a)(b)		203,577
42,286	Best Buy Co Inc		886,315
27,983	Big Lots Inc (a)		1,141,427
2,376	Cheesecake Factory Inc (a)		75,937
5,935	Choice Hotels International Inc		236,984
19,788	Cinemark Holdings Inc		452,156
17,962	Copart Inc (a)		425,520
33,673	Delta Air Lines Inc (a)		368,719
17,039	Dick’s Sporting Goods Inc		817,872
13,430	Dollar Tree Inc (a)		722,534
7,028	DR Horton Inc		129,175
17,522	Dreamworks Animation SKG Inc Class A (a)		333,969
10,519	Family Dollar Stores Inc		699,303

Shares		Value

Consumer, Cyclical — (continued)
1,142	Fossil Inc (a)	$87,409
11,119	Harley-Davidson Inc	508,472
8,730	HNI Corp	224,797
58,139	Ingram Micro Inc Class A (a)	1,015,688
6,967	JC Penney Co Inc (b)	162,401
56,910	JetBlue Airways Corp (a)	301,623
9,528	Lennar Corp Class A (b)	294,510
39,934	Marriott International Inc Class A	1,565,413
3,645	Mohawk Industries Inc (a)	254,530
6,936	MSC Industrial Direct Co Inc Class A	454,655
4,315	PetSmart Inc	294,197
5,265	Polaris Industries Inc	376,342
42,679	PulteGroup Inc (a)	456,665
9,435	Regal Entertainment Group Class A (b)	129,826
4,207	Regis Corp	75,558
27,686	Thor Industries Inc	758,873
12,435	Toll Brothers Inc (a)	369,692
8,752	Toro Co	641,434
3,112	Urban Outfitters Inc (a)	85,860
14,525	Watsco Inc	1,071,945
45,289	Wendy’s Co	213,764
6,189	WESCO International Inc (a)	356,177
519	WW Grainger Inc	99,254
5,594	Wyndham Worldwide Corp	295,028

		18,899,499

Consumer, Non-cyclical — 16.64%
1,428	Alliance Data Systems Corp (a)	192,780
6,265	AmerisourceBergen Corp	246,528
725	Bio-Rad Laboratories Inc Class A (a)	72,507
134,550	Boston Scientific Corp (a)(b)	762,899
2,529	Brink’s Co	58,622
4,143	Charles River Laboratories International Inc (a)	135,725
43,176	Constellation Brands Inc Class A (a)	1,168,343
12,394	Covance Inc (a)	593,053
31,379	Coventry Health Care Inc	997,538
46,513	Dean Foods Co (a)	792,116
26,947	DENTSPLY International Inc	1,018,866
19,885	Forest Laboratories Inc (a)	695,776
751	Gen-Probe Inc (a)	61,732
15,814	Harris Teeter Supermarkets Inc	648,216
42,412	HCA Holdings Inc (a)	1,290,597
8,702	Herbalife Ltd	420,568
11,790	Hill-Rom Holdings Inc	363,722
50,053	Hormel Foods Corp	1,522,612
30,655	Humana Inc	2,373,923
4,393	Jarden Corp	184,594
824	Laboratory Corp of America Holdings (a)	76,311
11,374	Lancaster Colony Corp	809,943
29,866	Lender Processing Services Inc	755,012
11,758	Lorillard Inc	1,551,468
28,233	Manpower Inc	1,034,739
32,634	Masimo Corp (a)	730,349

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM GOLDMAN SACHS MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
19,324	Molson Coors Brewing Co Class B	$804,072
1,028	Regeneron Pharmaceuticals Inc (a)	117,418
5,172	Rollins Inc	115,698
9,751	RR Donnelley & Sons Co (b)	114,769
9,625	Scotts Miracle-Gro Co Class A	395,780
53,780	SEI Investments Co	1,069,684
26,992	Smithfield Foods Inc (a)	583,837
49,608	SUPERVALU Inc (b)	256,969
5,949	SXC Health Solutions Corp (a)	590,200
99,687	Tyson Foods Inc Class A	1,877,106
11,331	United Therapeutics Corp (a)	559,525
4,182	Valassis Communications Inc (a)(b)	90,959
10,622	Weight Watchers International Inc	547,670

		25,682,226

Diversified — 0.17%
12,193	Leucadia National Corp	259,345

Energy — 8.00%
31,780	Cheniere Energy Inc (a)	468,437
17,420	Cimarex Energy Co	960,190
18,581	Denbury Resources Inc (a)	280,759
8,427	Energen Corp	380,311
7,183	Helix Energy Solutions Group Inc (a)	117,873
61,616	HollyFrontier Corp	2,183,055
34,457	Marathon Petroleum Corp	1,547,808
48,006	Murphy Oil Corp	2,414,222
6,425	Plains Exploration & Production Co (a)	226,032
27,942	Sunoco Inc	1,327,245
39,942	Tesoro Corp (a)	996,952
55,864	Valero Energy Corp	1,349,116
2,367	Whiting Petroleum Corp (a)	97,331

		12,349,331

Financial — 28.55%
4,562	Alexandria Real Estate Equities Inc REIT	331,749
8,002	Allied World Assurance Co Holdings AG	635,919
15,927	American Campus Communities Inc REIT	716,396
9,010	American Capital Ltd (a)	90,731
17,055	American Financial Group Inc	669,068
4,113	American National Insurance Co	293,133
14,052	Ameriprise Financial Inc	734,357
6,910	Apollo Investment Corp	53,069
7,753	Arch Capital Group Ltd (a)	307,717
33,805	Aspen Insurance Holdings Ltd	976,964
23,369	Assurant Inc	814,176
10,555	Assured Guaranty Ltd	148,825
17,596	AvalonBay Communities Inc REIT	2,489,482
2,989	Bank of Hawaii Corp	137,345

Shares		Value

Financial — (continued)
1,857	BOK Financial Corp (a)	$108,077
17,588	Boston Properties Inc REIT	1,906,012
8,482	BRE Properties Inc REIT	424,270
9,145	Cathay General Bancorp	150,984
18,678	CBL & Associates Properties Inc REIT	364,968
12,619	City National Corp	613,031
18,231	CNA Financial Corp	505,363
8,523	Commerce Bancshares Inc	323,022
18,949	East West Bancorp Inc	444,543
4,580	Endurance Specialty Holdings Ltd	175,506
8,565	Everest Re Group Ltd	886,392
10,398	Federal Realty Investment Trust REIT	1,082,328
12,094	Federated Investors Inc Class B (b)	264,254
66,399	Fifth Third Bancorp	889,747
17,874	First American Financial Corp	303,143
818	First Citizens BancShares Inc Class A	136,320
14,072	First Niagara Financial Group Inc	107,651
16,807	FirstMerit Corp	277,652
77,781	Fulton Financial Corp	777,032
34,450	Genworth Financial Inc Class A (a)	194,987
2,684	Hancock Holding Co	81,701
3,161	Hanover Insurance Group Inc	123,690
51,249	Hartford Financial Services Group Inc	903,520
6,006	Health Care REIT Inc	350,150
18,397	Highwoods Properties Inc REIT	619,059
18,798	Home Properties Inc REIT	1,153,445
12,560	Hospitality Properties Trust REIT	311,111
14,476	Host Hotels & Resorts Inc REIT	229,010
23,744	Hudson City Bancorp Inc	151,249
20,077	International Bancshares Corp	391,903
52,585	KeyCorp	407,008
19,843	Lincoln National Corp	433,966
14,870	M&T Bank Corp	1,227,816
2,072	Mack-Cali Realty Corp REIT	60,233
9,311	Mercury General Corp	387,989
19,440	National Retail Properties Inc REIT	549,958
46,168	New York Community Bancorp Inc	578,485
12,601	Plum Creek Timber Co Inc REIT	500,260
18,922	Popular Inc (a)	314,289
24,707	Potlatch Corp REIT	789,142
26,685	Prologis Inc REIT	886,742
11,335	Prosperity Bancshares Inc	476,410
24,379	Protective Life Corp	716,986
22,928	Raymond James Financial Inc	785,055
35,752	Rayonier Inc REIT	1,605,265
11,630	Realty Income Corp REIT	485,785
25,090	Regency Centers Corp REIT	1,193,531
8,213	Reinsurance Group of America Inc	437,014
27,906	Senior Housing Properties Trust REIT	622,862
3,958	St Joe Co (a)	62,576
3,522	SunTrust Banks Inc	85,338
6,921	SVB Financial Group (a)	406,401
12,881	T Rowe Price Group Inc	810,988

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM GOLDMAN SACHS MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
12,865	Tanger Factory Outlet Centers REIT	$412,323
15,769	Taubman Centers Inc REIT	1,216,736
11,483	UDR Inc REIT	296,721
75,967	Unum Group	1,453,249
52,135	Validus Holdings Ltd	1,669,884
6,615	Ventas Inc REIT	417,539
14,000	Waddell & Reed Financial Inc Class A	423,920
10,916	Washington Federal Inc	184,371
3,467	Westamerica Bancorporation	163,608
31,701	WR Berkley Corp	1,233,803
5,413	Zions Bancorporation	105,120

		44,050,424

Industrial — 6.25%
1,844	Acuity Brands Inc	93,878
2,449	AGCO Corp (a)	111,993
8,249	Alliant Techsystems Inc	417,152
6,764	Aptargroup Inc	345,302
4,388	Armstrong World Industries Inc	215,714
2,661	BE Aerospace Inc (a)	116,179
4,611	Con-way Inc	166,503
48,138	Exelis Inc	474,641
5,384	Fortune Brands Home & Security Inc (a)	119,902
5,233	Gardner Denver Inc	276,878
5,782	Graco Inc	266,434
19,879	Huntington Ingalls Industries Inc (a)	799,931
9,782	Jabil Circuit Inc	198,868
3,428	Kansas City Southern	238,452
10,200	Leggett & Platt Inc	215,526
11,548	Lincoln Electric Holdings Inc	505,687
89,257	Louisiana-Pacific Corp (a)	971,116
4,074	National Instruments Corp	109,428
2,806	Ryder System Inc	101,044
13,506	Silgan Holdings Inc	576,571
12,581	Stanley Black & Decker Inc	809,713
7,862	Tech Data Corp (a)	378,712
22,864	Trinity Industries Inc	571,143
7,482	Vishay Intertechnology Inc (a)	70,555
1,277	Wabtec Corp	99,619
58,531	Werner Enterprises Inc	1,398,306

		9,649,247

Technology — 7.75%
70,369	Activision Blizzard Inc	843,724
19,745	Acxiom Corp (a)	298,347
42,760	Advanced Micro Devices Inc (a)	245,015
1,866	BMC Software Inc (a)	79,641
30,004	Brocade Communications Systems Inc (a)	147,920
34,385	CA Inc	931,490
27,714	Computer Sciences Corp	687,861
11,540	Diebold Inc	425,941
5,135	Fairchild Semiconductor International Inc (a)	72,404
10,624	Freescale Semiconductor Ltd (a)(b)	108,896

Shares		Value

Technology — (continued)
20,752	Fusion-io Inc (a)(b)	$433,509
25,847	Intuit Inc	1,534,019
1,863	KLA-Tencor Corp	91,753
2,551	Mantech International Corp Class A	59,872
170,796	Micron Technology Inc (a)	1,077,723
23,087	NetApp Inc (a)	734,628
41,575	ON Semiconductor Corp (a)	295,182
37,353	Quest Software Inc (a)	1,040,281
18,089	Riverbed Technology Inc (a)	292,137
38,324	Seagate Technology PLC	947,753
14,864	Synopsys Inc (a)	437,448
35,340	Western Digital Corp (a)	1,077,163
12,562	Xerox Corp	98,863

		11,961,570

Utilities — 11.15%
10,171	Alliant Energy Corp	463,492
62,414	Ameren Corp	2,093,366
6,100	CenterPoint Energy Inc	126,087
29,978	DTE Energy Co	1,778,595
24,364	Entergy Corp	1,654,072
32,265	Integrys Energy Group Inc	1,834,910
45,518	MDU Resources Group Inc	983,644
80,591	NiSource Inc	1,994,627
4,283	NV Energy Inc	75,295
26,621	Pepco Holdings Inc	520,973
8,520	Pinnacle West Capital Corp	440,825
31,169	Progress Energy Inc	1,875,439
8,727	SCANA Corp	417,500
18,523	Sempra Energy	1,275,864
14,599	TECO Energy Inc	263,658
18,304	UGI Corp	538,687
3,391	Vectren Corp	100,102
15,422	WGL Holdings Inc	613,024
5,499	Xcel Energy Inc	156,227

		17,206,387

TOTAL COMMON STOCK — 99.06% (Cost $136,472,693)		$152,856,205

Principal Amount

SECURITIES LENDING COLLATERAL
$ 999,800	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19% dated 6/29/12, to be repurchased at $999,800 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$999,800

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM GOLDMAN SACHS MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,800	Undivided interest of 2.20% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21% dated 6/29/12, to be repurchased at $999,800 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$999,800

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 791,998	Undivided interest of 2.99% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13% dated 6/29/12, to be repurchased at $791,998 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$791,998

TOTAL SECURITIES LENDING COLLATERAL — 1.81% (Cost $2,791,598)		$2,791,598

TOTAL INVESTMENTS — 100.87% (Cost $139,264,291)		$155,647,803

OTHER ASSETS & LIABILITIES, NET — (0.87)%		$(1,335,398)

TOTAL NET ASSETS — 100.00%		$154,312,405

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 29, 2012.
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio held the following outstanding futures contracts:

Description	Number of Contracts	Currency		Notional Value	Expiration Date	Unrealized Appreciation

S&P Mid 400® Emini Long Futures	5	USD	$	469,750	September 2012	$	18,500

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Goldman Sachs MidCap Value Portfolio

ASSETS:
Investments in securities, market value (including $2,711,547 of securities on loan)(a)	$155,647,803
Cash	1,814,545
Margin deposits	25,000
Dividends receivable	185,498
Subscriptions receivable	52,146
Variation margin on futures contracts	13,409

Total Assets	157,738,401

LIABILITIES:
Payable to investment adviser	147,447
Payable upon return of securities loaned	2,791,598
Redemptions payable	486,951

Total Liabilities	3,425,996

NET ASSETS	$154,312,405

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,466,735
Paid-in capital in excess of par	137,094,640
Net unrealized appreciation on investments and futures contracts	16,402,012
Undistributed net investment income	201,239
Accumulated net realized loss on investments and futures contracts	(852,221)

TOTAL NET ASSETS	$154,312,405

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	14,667,349

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.52

(a) Cost of investments	$139,264,291

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Goldman Sachs MidCap Value Portfolio

INVESTMENT INCOME:
Interest	$68
Income from securities lending	29,661
Dividends	1,641,014

Total Income	1,670,743

EXPENSES:
Management fees	957,730

Total Expenses	957,730

NET INVESTMENT INCOME	713,013

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	12,948,902
Net realized gain on futures contracts	17,618
Change in net unrealized depreciation on investments	(1,735,808)
Change in net unrealized appreciation on futures contracts	14,960

Net Realized and Unrealized Gain on Investments and Futures Contracts	11,245,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,958,685

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Goldman Sachs MidCap Value Portfolio

OPERATIONS:
Net investment income	$713,013	$1,558,277
Net realized gain on investments	12,948,902	22,997,479
Net realized gain on futures contracts	17,618	424,194
Change in net unrealized depreciation on investments	(1,735,808)	(22,490,146)
Change in unrealized appreciation (depreciation) on futures contracts	14,960	(490)

Net Increase in Net Assets Resulting from Operations	11,958,685	2,489,314

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(511,774)	(1,220,083)

Total Distributions	(511,774)	(1,220,083)

CAPITAL SHARE TRANSACTIONS:
Shares sold	9,389,528	27,769,933
Shares issued in reinvestment of distributions	511,774	1,220,083
Shares redeemed	(16,080,205)	(57,241,639)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,178,903)	(28,251,623)

Total Increase (Decrease) in Net Assets	5,268,008	(26,982,392)

NET ASSETS:
Beginning of period	149,044,397	176,026,789

End of period (a)	$154,312,405	$149,044,397

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	897,985	2,871,106
Shares issued in reinvestment of distributions	50,125	124,120
Shares redeemed	(1,538,040)	(5,771,654)

Net Decrease	(589,930)	(2,776,428)

(a) Including undistributed net investment income:	$201,239	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

				Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	(a)
Maxim Goldman Sachs MidCap Value Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.77		$9.76	$8.05	$6.29	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.08	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.74		0.01	1.71	1.76	(3.71)

Total Income (Loss) From Investment Operations	0.78		0.09	1.80	1.83	(3.65)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.08)	(0.09)	(0.07)	(0.06)

Total Distributions	(0.03)		(0.08)	(0.09)	(0.07)	(0.06)

NET ASSET VALUE, END OF PERIOD	$10.52		$9.77	$9.76	$8.05	$6.29

TOTAL RETURN(b)	8.04%	(c)	0.92%	22.49%	29.27%	(36.50%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$154,312		$149,044	$176,027	$192,033	$172,664
Ratio of expenses to average net assets	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	(d)
Ratio of net investment income to average net assets	0.93%	(d)	1.00%	1.05%	1.22%	1.50%	(d)
Portfolio turnover rate	70%	(c)	55%	53%	166%	101%	(c)

(a)	The Portfolio’s inception date was May 15, 2008.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM GOLDMAN SACHS MIDCAP VALUE PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Goldman Sachs MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2012, the Maxim MidCap Value Portfolio’s name changed to Maxim Goldman Sachs MidCap Value Portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

		Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$	147,211,220	$—	$—	$147,211,220
Foreign Common Stock		5,644,985	—	—	5,644,985
Securities Lending Collateral		—	2,791,598	—	2,791,598
Derivative Investments:
Futures Contracts		18,500	—	—	18,500

Total Investments(a)	$	152,874,705	$2,791,598	$0	$155,666,303

(a)  Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No.

2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $107,250,127 and $113,431,683, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $139,293,788. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,120,538 and gross depreciation of securities in which there was an excess of tax cost over value of $3,766,523 resulting in net appreciation of $16,354,015.

5. DERIVATIVE FINANCIAL INSTRUMENTS

As the Portfolio may at times hold cash, in an effort to minimize the tracking error relative to the Portfolio’s benchmark index, the Portfolio may at times use index futures contracts in order to maintain index returns for that cash component. The Portfolio seeks to use index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
futures contracts	Variation margin on futures contracts	$13,409

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
futures contracts	Net realized gain on futures contracts	$17,618	Change in net unrealized appreciation on futures contracts	$14,960

The number of futures contracts held at June 29, 2012 is lower than the average outstanding during the period. As of June 29, 2012, the Portfolio held 5 futures contracts. The average number of futures contracts outstanding during the period was 7.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $2,711,547 and received collateral of $2,791,598 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one- and three-year periods ended December 31, 2011, calendar year returns for the three-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to its peer group.

The Board assessed performance based on the rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-year annualized return, three-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. The Board noted that the Portfolio outperformed its peer group for the one- and three- year annualized periods. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end in comparison to the management fees of similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was at the higher end in comparison to similar funds but considered that funds similar in size to the Portfolio had an expense ratio higher than the Portfolio. The Board further noted that the Portfolio’s expense ratio was in line with the median expense ratio for the applicable Morningstar fund category

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)             (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012